COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014	Dec. 27, 2013
Successor
Operating
2014	$ 33,755
2015	28,583
2016	21,545
2017	14,653
2018	6,697
Thereafter	11,379
Total payments	116,612
Capital
2014	10
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total payments	10
Less: Amount representing interest	0
Present value of minimum lease payments	10
Less: Current portion	(10)	(231)
Long term portion	$ 0	$ 10